Financial Assets Pledged as Collateral (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets pledged as collateral [abstract]
Summary of Financial Assets Pledged as Collateral
The Financial Assets Pledged as Collateral valuated in accordance with their underlying asset for the years under analysis are detailed below:

	12.31.22	12.31.21
Deposits as Collateral	100,545,620	31,936,307
Special Accounts as Collateral—Argentine Central Bank	40,580,067	36,070,150
Forward Purchases of monetary regulatory instruments	11,137,483	630,222
Less: Allowances	(160,437)	—
Total	152,102,733	68,636,679